Cover	Dec. 31, 2023	Jun. 22, 2023
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Jun. 22, 2023
Entity Registrant Name		LIMBACH HOLDINGS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36541
Entity Tax Identification Number		46-5399422
Entity Address, Address Line One		797 Commonwealth Drive
Entity Address, City or Town		Warrendale
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		15086
City Area Code		412
Local Phone Number		359-2100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.0001 par value
Trading Symbol		LMB
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001606163
Current Fiscal Year End Date	--12-31